Property, Plant and Equipment	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of September 30, 2021 and 2020 consisted of the following:

	2021	2020
Buildings	$5,195,800	$4,930,868
Machinery and equipment	8,737,421	7,706,598
Transportation vehicles	1,079,190	932,472
Office equipment	682,216	460,943
Construction in progress (“CIP”)	-	235,266
Total property plant and equipment, at cost	15,694,627	14,266,147
Less: accumulated depreciation	(8,485,922)	(7,578,505)
Property, plant and equipment, net	$7,208,705	$6,687,642

Depreciation expense was $735,333, $723,586 and $617,634 for the years ended September 30, 2021, 2020 and 2019, respectively.

During fiscal year ended September 30, 2021, the Company sold fixed assets with a net carrying value of $22,593, and recorded loss on sale of fixed assets of $1,767. During fiscal year ended September 30, 2020, the Company sold fixed assets with a net carrying value of $70,644, and recorded gain on sale of fixed assets of $654,138.

As of September 30, 2021 and 2020, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 10.